Inventories - Summary of Inventories Net Explanatory (Detail) - CAD ($) $ in Millions	Mar. 31, 2024	Mar. 31, 2023
Classes of current inventories [abstract]
Raw materials and consumables	$ 580.3	$ 485.7
Work in progress	152.9	168.1
Finished goods	74.6	68.9
Inventories	$ 807.8	$ 722.7